COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

6.COMMITMENTS AND CONTINGENCIES

Leases

On November 30, 2011, the Company entered into a commercial lease for 26,150 square feet of office, laboratory, and manufacturing space in Cambridge, Massachusetts (as amended on September 17, 2012, the “Cambridge Lease”). The term of the Cambridge Lease is six years and three months, with one five-year extension option. On August 21, 2017, the Company exercised its option for the five-year extension on the Cambridge Lease. The five-year renewal lease term commences on November 1, 2018 and ends on October 31, 2023. The terms of the Cambridge Lease require a standby letter of credit in the amount of $311,000 (see Note 3).

The Cambridge Lease contains rent holidays and rent escalation clauses. The Company recognizes rent expense on a straight-line basis over the term of the Cambridge Lease and records the difference between the amount charged to expense and the rent paid as a deferred rent liability. As of September 30, 2017, the amount of deferred rent liability was $238,000.

Pursuant to the terms of the non-cancelable lease agreements in effect at September 30,  2017, the future minimum rent commitments are as follows (in thousands):

Year Ended December 31,
2017	314
2018	1,378
2019	1,945
2020	2,003
2021	2,063
Thereafter	3,941
Total	$11,644

Total rent expense for the three-month periods ended September 30,  2017 and 2016 was $269,000 and $210,000, respectively. Total rent expense for the nine-month periods ended September 30, 2017 and 2016 was $828,000 and $707,000, respectively.

On March 31, 2016, the Company entered into a short-term lease with CRISPR Therapeutics, as subtenant, to sub-lease 5,233 square feet of the Facility (the “CRISPR Sublease”). The lease term was from April 1, 2016 through January 31, 2017. On March 31, 2016, the Company received $51,000 covering the first month’s rent and a security deposit under the terms of the CRISPR Sublease. The funds received for the security deposit, $26,000, were classified as a component of accrued expenses on the balance sheet as of December 31, 2016. In connection with the CRISPR Sublease, the Company received sublease income for the nine-month periods ended September 30, 2017 and 2016 of $26,000 and $77,000, respectively, which was recorded as an offset to rent expense. The CRISPR Sublease terminated on January 31, 2017 and the security deposit was returned to the subtenant.

On June 13, 2017, the Company entered into a short-term lease with Moderna Therapeutics, as subtenant, to sub-lease 5,233 square feet of the Facility (the “Moderna Sublease”). The lease term is from July 1, 2017 through October 26, 2018. On June 19, 2017, the Company received a $55,000 security deposit under the terms of the Moderna Sublease. This security deposit is classified as a component of accrued expenses on the balance sheet as of September 30, 2017. In connection with the Moderna Sublease, the Company received sublease income of $82,000 for the nine-month period ended September 30, 2017, which was recorded as an offset to rent expense.

Litigation

Lawsuits with Former Employee

In November 2013, the Company filed a lawsuit against Francis Reynolds, its former Chairman, Chief Executive Officer and Chief Financial Officer, in Middlesex Superior Court, Middlesex County, Massachusetts (InVivo Therapeutics Holdings Corp. v. Reynolds, Civil Action No. 13-5004). The complaint alleges breaches of fiduciary duties, breach of contract, conversion, misappropriation of corporate assets, unjust enrichment, and corporate waste, and seeks monetary damages and an accounting. The lawsuit involves approximately $500,000 worth of personal and/or exorbitant expenses that the Company alleges Mr. Reynolds inappropriately caused it to pay while he was serving as the Company’s Chief Executive Officer, Chief Financial Officer, President, and Chairman of the Company’s Board of Directors. On December 6, 2013, Mr. Reynolds answered the complaint, and filed counterclaims against the Company and the Company’s Board of Directors. The counterclaims allege two counts of breach of contract, two counts of breach of the covenant of good faith and fair-dealing, and tortious interference with a contract, and seek monetary damages and a declaratory judgment. The counterclaims relate to Mr. Reynolds’s allegations that the Company and the Company’s Board of Directors interfered with the performance of his duties under the terms of his employment agreement, and that Mr. Reynolds was entitled to additional shares upon the exercise of certain stock options that he did not receive. On January 9, 2014, the Company and the directors named in the counterclaim filed their answer denying that Mr. Reynolds is entitled to any relief. The parties have completed discovery. On March 3, 2017, the counterclaim defendants filed a motion for summary judgment on all counterclaims asserted by Mr. Reynolds. On October 18, 2017, the Court allowed the motion for summary judgment in substantial part, and denied it in part. The Court, citing disputed issues of fact, declined to dismiss the counterclaims for breach of contract, breach of implied covenant of good faith and fair dealing, and declaratory judgment concerning Mr. Reynolds' attempted exercise of certain stock options, which Mr. Reynolds claims is the equivalent of 47,864 shares of common stock, but dismissed all other claims asserted by Mr. Reynolds.

The Company intends to continue to defend itself against the remaining counterclaims and, to date, the Company has not recorded any provision for losses that may arise.

17. COMMITMENTS AND CONTINGENCIES

Leases

On November 30, 2011, the Company entered into a commercial lease for 26,150 square feet of office, laboratory and manufacturing space in Cambridge, Massachusetts (as amended on September 17, 2012, the “Cambridge Lease”). The term of the Cambridge Lease is six years and three months, with one five‑year extension option. The terms of the Cambridge Lease require a standby letter of credit in the amount of $311 (see Note 2).

The Cambridge Lease contains rent holidays and rent escalation clauses. The Company recognizes rent expense on a straight-line basis over the term of the Cambridge Lease and records the difference between the amount charged to expense and the rent paid as a deferred rent liability. As of December 31, 2016 and 2015, the amount of the deferred rent liability is $276 and $391, respectively, and is included in accrued expenses.

It is the Company’s policy to assess whether improvements made to the space rented under operating leases should be accounted for as “lessor” or “lessee” assets. Such costs are recorded as leasehold improvements, which are amortized to rent expense over the term of the Cambridge Lease. As of December 31, 2016 and 2015, such leasehold improvements totaled $143 and $185, net of accumulated depreciation.

Pursuant to the terms of the non‑cancelable lease agreements in effect at December 31, 2016, the future minimum rent commitments are as follows:

Year Ended December 31,
2017	1,289
2018	1,088
Total	$2,377

Total rent expense for the years ended December 31, 2016,  2015, and 2014, including month‑to‑month leases, was $918,  $1,123 and $1,148, respectively, net of sublease income of $230 for the year ended December 31, 2016.

On September 4, 2013, the Company entered into a legal settlement agreement for $286 in connection with the Cambridge Lease. The settlement amount has been included in the deferred rent liability and the benefit is being amortized over the remainder of the term of the Cambridge Lease.

On March 31, 2016, the Company entered into a short-term lease with CRISPR Therapeutics, as subtenant, to sub-lease 5,233 square feet of our Facility (the “Sublease”). The lease term was from April 1, 2016 through January 31, 2017. On March 31, 2016, the Company received $51 covering the first month’s rent and a security deposit under the terms of the Sublease. The funds received for the security deposit, $26, are classified as a component of accrued expenses in the financial statements. The Sublease was terminated on January 31, 2017.

Compensation Commitment

The Company entered into a compensation arrangement with an executive during September 2016 which provides for a future cash payment by the Company to the executive based on the February 13, 2017 stock price of the executive’s former employer. The award is earned over a period of one year. Accordingly, the expense related to the compensation arrangement was approximately $89 for the three months and $101 for the twelve months ended December 31, 2016. The liability is included within accrued expenses on the balance sheet and was recorded at fair value on a recurring basis until the final payment was determined on February 13, 2017.

Lawsuits with Former Employee

In November 2013, the Company filed a lawsuit against Francis Reynolds, its former Chairman, Chief Executive Officer and Chief Financial Officer, in Middlesex Superior Court, Middlesex County, Massachusetts (InVivo Therapeutics Holdings Corp. v. Reynolds, Civil Action No. 13-5004). The complaint alleges breaches of fiduciary duties, breach of contract, conversion, misappropriation of corporate assets, unjust enrichment, and corporate waste, and seeks monetary damages and an accounting. The lawsuit involves approximately $500,000 worth of personal and/or exorbitant expenses that the Company alleges Mr. Reynolds inappropriately caused it to pay while he was serving as the Company’s Chief Executive Officer, Chief Financial Officer, President, and Chairman of the Company’s Board of Directors. On December 6, 2013, Mr. Reynolds answered the complaint, and filed counterclaims against the Company and the Company’s Board of Directors. The counterclaims allege two counts of breach of contract, two counts of breach of the covenant of good faith and fair-dealing, and tortious interference with a contract, and seek monetary damages and a declaratory judgment. The counterclaims related to Mr. Reynolds’s allegations that the Company and the Company’s Board of Directors interfered with the performance of his duties under the terms of his employment agreement, and that Mr. Reynolds was entitled to additional shares upon the exercise of certain stock options that he did not receive. On January 9, 2014, the Company, along with the directors named in the counterclaims, filed the Company’s answer. Discovery has now been completed and the Company’s motion for summary judgment on all counts of the complaint and Reynolds’ opposition to the motion for summary judgment was filed with the court on March 3, 2017.

The Company intends to continue to defend itself against these claims and, to date, the Company has not recorded any provision for losses that may arise.

On July 22, 2016, Mr. Reynolds filed a lawsuit against the Company, certain present and former members of the Company’s Board of Directors and an employee of the Company in Hillsborough County Superior Court, Southern District, Hillsborough County, New Hampshire (Reynolds v. InVivo Therapeutics Holdings Corp, et al.) alleging defamation, conspiracy, and tortious interference, and seeking monetary damages. In August 2016, the lawsuit was removed to the United States District Court for the District of New Hampshire. The Company filed a motion to dismiss this action and after oral argument on November 28, 2016, the Court on November 30, 2016 issued an order dismissing the case for lack of personal jurisdiction. The judgment was entered on the docket on December 1, 2016, and the deadline for appealing that decision has passed.

Shareholder Matters and Investigations

On July 31, 2014, a putative securities class action lawsuit was filed in the United States District Court for the District of Massachusetts, naming the Company and Mr. Reynolds as defendants (the “Securities Class Action”). The lawsuit alleges violations of the Securities Exchange Act of 1934 in connection with allegedly false and misleading statements related to the timing and completion of the clinical study of the Company’s Neuro-Spinal Scaffold™ implant. The plaintiff sought class certification for purchasers of the Company’s common stock during the period from April 5, 2013 through August 26, 2013 and unspecified damages. On April 3, 2015, the United States District Court for the District of Massachusetts dismissed the plaintiff’s claim with prejudice.

On May 4, 2015, the plaintiff filed a notice of appeal of this decision. Following the submission of briefs by the parties, the Court of Appeals heard oral arguments on April 6, 2016. On January 9, 2017, the Court of Appeals for the First Circuit issued an order and opinion affirming the dismissal of the Securities Class Action with prejudice. Plaintiff has until April 10, 2017 to file a petition for certiorari to the United States Supreme Court.

The Company intends to continue to defend itself against these claims and, to date, has not recorded any provision for losses that may arise.

On January 23, 2015, Shawn Luger, a purported shareholder of the Company, sent the Company a letter (the “Shareholder Demand”) demanding that the Board of Directors take action to remedy purported breaches of fiduciary duties allegedly related to the claimed false and misleading statements that are the subject of the Securities Class Action. The Board of Directors completed its investigation of the matters raised in the Shareholder Demand and voted unanimously not to pursue any litigation against any current or former director, officer, or employee of the Company with respect to the matters set forth in the Shareholder Demand.

On August 14, 2015, Mr. Luger filed a shareholder derivative lawsuit in the Superior Court of Suffolk County for the Commonwealth of Massachusetts on behalf of the Company against certain present and former board members and company executives alleging the same breaches of fiduciary duties purportedly set forth in the Shareholder Demand. On February 5, 2016, the Superior Court of Suffolk County dismissed the plaintiff’s claims with prejudice. On March 4, 2016, the plaintiff filed a notice of appeal of this decision. Following the submission of brief by the parties, the Appeals Court heard oral argument on December 13, 2016. On January 3, 2017, the Appeals Court issued an order and opinion affirming the dismissal of all claims with prejudice. The time period for Mr. Luger to appeal the Appeals Court’s judgment has expired.

In addition, the Company received investigation subpoenas from the Boston Regional Office of the SEC and the Massachusetts Securities Division of the Secretary of the Commonwealth of Massachusetts (“MSD”) requesting corporate documents concerning, among other topics, the allegations raised by the Securities Class Action and the Shareholder Demand. On October 21, 2015, after responding to the SEC’s subpoena, the Company received a letter from the SEC notifying the Company that it had concluded its investigation of the Company and that it did not intend to recommend an enforcement action against the Company. The Company responded to the MSD’s subpoena on September 22, 2014 and October 8, 2014. On February 18, 2015, the Company received a second subpoena from the MSD requesting additional documents and information related to the same topics. The Company responded to this second subpoena on March 24, 2015. The Company has not further heard from the MSD since it responded to this last subpoena.